Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (PIMCO All Asset Fund))	0 Months Ended
	May 04, 2012
Class A
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.74%	[1]
Total Annual Fund Operating Expenses	1.465%	[2],[3]
Expense Reimbursement	(0.06%)	[4]
Total Annual Fund Operating Expenses After Expenses Reimbursement	1.405%	[5]
Class B
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.74%	[1]
Total Annual Fund Operating Expenses	2.215%	[2],[3]
Expense Reimbursement	(0.06%)	[4]
Total Annual Fund Operating Expenses After Expenses Reimbursement	2.155%	[5]
Class C
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.74%	[1]
Total Annual Fund Operating Expenses	2.215%	[2],[3]
Expense Reimbursement	(0.06%)	[4]
Total Annual Fund Operating Expenses After Expenses Reimbursement	2.155%	[5]
Class R
Operating Expenses:
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.74%	[1]
Total Annual Fund Operating Expenses	1.715%	[2],[3]
Expense Reimbursement	(0.06%)	[4]
Total Annual Fund Operating Expenses After Expenses Reimbursement	1.655%	[5]

[1]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[2]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.445%, 2.195%, 2.195%, and 1.695% for Class A, Class B, Class C and Class R shares, respectively.
[3]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	PIMCO has contractually agreed, through July 31, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. "Other Expenses" reflect recoupment of waived advisory and supervisory and administrative fees from prior periods.
[5]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.385%, 2.135%, 2.135% and 1.635% for Class A, Class B, Class C and Class R shares, respectively.